Loss per share - Schedule of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (38,567)	$ (6,311)
Weighted-average shares, Basic	18,641,076	5,742,807
Weighted-average shares, Diluted	18,641,076	5,742,807
Net loss per share, Basic	$ (2.07)	$ (1.10)
Net loss per share, Diluted	$ (2.07)	$ (1.10)